Note 3 - Loans and Allowance for Loan Losses (Details) - TDR Loan Modifications - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	$ 16,053	$ 18,097
Performing Financial Instruments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	12,957	13,840
Nonperforming Financial Instruments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	3,096	4,257
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	1,001	520
Residential Portfolio Segment [Member] | Performing Financial Instruments [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	1,001	520
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	433	457
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	232	244
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	604	627
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	1,996	1,046
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	204	204
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	2,773	7,548
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	396	408
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	433	457
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	604	627
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	1,996	1,046
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	204	204
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	300	3,535
Commercial Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Nonowner Occupied [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	396	408
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Commercial Real Estate Owner Occupied [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	232	244
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	2,473	4,013
Commercial Portfolio Segment [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	7,579	6,429
Commercial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	617	395
Commercial Portfolio Segment [Member] | Performing Financial Instruments [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	7,579	6,429
Commercial Portfolio Segment [Member] | Performing Financial Instruments [Member] | Interest Rate Below Market Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	226	395
Commercial Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Interest Rate Below Market Reduction [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	391
Consumer Portfolio Segment [Member] | Home Equity Loan [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	218	219
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member] | Home Equity Loan [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Trouble Debt Restructurings	$ 218	$ 219